Financial Instruments at Amortized Cost (Details) - Schedule of financial instruments measured at amortised cost - Debt Instruments Valued At Fair Value	12 Months Ended
Dec. 31, 2021 CLP ($)
Fair value [Member]
Financial Instruments at Amortized Cost (Details) - Schedule of financial instruments measured at amortised cost [Line Items]
Financial assets at beginning of period
Net change on Balance	839,744	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year		[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period	839,744
Fair value [Member] | Stage 1 Individual [Member]
Financial Instruments at Amortized Cost (Details) - Schedule of financial instruments measured at amortised cost [Line Items]
Financial assets at beginning of period
Net change on Balance	839,744	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year		[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period	839,744
Fair value [Member] | Stage 2 Individual [Member]
Financial Instruments at Amortized Cost (Details) - Schedule of financial instruments measured at amortised cost [Line Items]
Financial assets at beginning of period
Net change on Balance		[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year		[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period
Fair value [Member] | Stage 3 Individual [Member]
Financial Instruments at Amortized Cost (Details) - Schedule of financial instruments measured at amortised cost [Line Items]
Financial assets at beginning of period
Net change on Balance		[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year		[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period
12-month expected credit losses [Member]
Financial Instruments at Amortized Cost (Details) - Schedule of financial instruments measured at amortised cost [Line Items]
Financial assets at beginning of period
Net change on Balance		[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year		[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period
12-month expected credit losses [Member] | Stage 1 Individual [Member]
Financial Instruments at Amortized Cost (Details) - Schedule of financial instruments measured at amortised cost [Line Items]
Financial assets at beginning of period
Net change on Balance		[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year		[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period
12-month expected credit losses [Member] | Stage 2 Individual [Member]
Financial Instruments at Amortized Cost (Details) - Schedule of financial instruments measured at amortised cost [Line Items]
Financial assets at beginning of period
Net change on Balance		[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year		[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period
12-month expected credit losses [Member] | Stage 3 Individual [Member]
Financial Instruments at Amortized Cost (Details) - Schedule of financial instruments measured at amortised cost [Line Items]
Financial assets at beginning of period
Net change on Balance		[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year		[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period

[1]	Net change between assets purchased and assets derecognized excluding write offs.
[2]	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.